Employee Benefit Plans (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Retirement Benefits [Abstract]
Employer contributions to plan	$ 0.1	$ 0.1